Pension Schemes - Additional information (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) Y	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Pension Scheme
Postemployment benefit expense defined benefit plans	€ 210,000	€ 260,000
Minimum contribution percentage defined benefit plan Belgium	7.00%
Provision net benefit obligation	€ 9,000	0
Minimum variable return contribution from 1 January 2016	1.75%
Maximum variable return contribution from 1 January 2016	3.75%
Rate variable return employer	1.75%
Legal return on employee contributions paid until 31 December 2015	3.75%
Legal return on employer contributions paid until 31 December 2015	3.25%
Minimum return insurance companies until 1998	4.75%
Minimum return insurance companies from 1999	3.25%
Minimum return insurance companies since 2013	0.50%
Maximum return insurance companies since 2013	2.25%
Minimum current return insurance companies	0.50%
Maximum current return insurance companies	1.50%
Weighted average duration until pension age for the Belgian plan | Y	16
Net defined benefit liability	€ 9,000	€ 0	€ 80,000
Expected employer contributions	€ 200,000